SLM Student Loan Trust 2008-4
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-4 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$971,092,617.87	($10,784,155.58)	$960,308,462.29
	ii	Interest to be Capitalized		24,692,198.98		27,849,672.38

	iii	Total Pool		$995,784,816.85		$988,158,134.67
	iv	Capitalized Interest		22,000,000.00		22,000,000.00
	v	Specified Reserve Account Balance		2,489,462.04		2,470,395.34

	vi	Total Adjusted Pool		$1,020,274,278.89		$1,012,628,530.01

B	i	Weighted Average Coupon (WAC)		7.213%		6.618%
	ii	Weighted Average Remaining Term		129.18		128.55
	iii	Number of Loans		213,382		211,306
	iv	Number of Borrowers		116,411		115,294
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$18,796,279		$18,027,996
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$976,988,538		$970,130,139
	viii	Pool Factor		0.995799803		0.988173006

					% of O/S		% of O/S
	Notes		Spread	Balance 07/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78445AAA4	0.68%	$233,080,659.92	23.400%	$224,843,489.75	22.761%
	ii	A-2 Notes 78445AAB2	1.05%	314,000,000.00	31.524%	314,000,000.00	31.787%
	iii	A-3 Notes 78445AAC0	1.25%	139,000,000.00	13.955%	139,000,000.00	14.071%
	iv	A-4 Notes 78445AAD8	1.65%	280,016,000.00	28.112%	280,016,000.00	28.347%
	v	B Notes 78445AAE6	1.85%	29,969,000.00	3.009%	29,969,000.00	3.034%

		Total Notes		$996,065,659.92	100.000%	$987,828,489.75	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$-		$0.00
	iii	Specified Reserve Acct Balance ($)		$2,489,462.04		$2,470,395.34
	iv	Reserve Account Floor Balance ($)		$999,985.00		$999,985.00

	v	Current Reserve Acct Balance ($)		$2,489,462.04		$2,470,395.34

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Capitalized Interest Account		$22,000,000.00		$22,000,000.00
	iii	Floor Income Rebate Account		$4,065,764.11		$4,488,286.61

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,020,274,278.89		$1,012,628,530.01
	ii	Total Outstanding Balance Notes		$996,065,659.92		$987,828,489.75
	iii	Difference		$24,208,618.97		$24,800,040.26
	iv	Parity Ratio		1.02430		1.02511

II. 2008-4 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$14,607,695.57
	ii	Principal Collections from Guarantor	455,462.83
	iii	Principal Reimbursements	78,804.27
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$15,141,962.67

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,379.25
	ii	Capitalized Interest	(4,365,186.34)

	iii	Total Non-Cash Principal Activity	$(4,357,807.09)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$10,784,155.58

E	Student Loan Interest Activity
	i	Regular Interest Collections	$4,275,568.01
	ii	Interest Claims Received from Guarantors	9,258.65
	iii	Collection Fees/Returned Items	1,814.53
	iv	Late Fee Reimbursements	92,755.04
	v	Interest Reimbursements	2,017.50
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(236.98)
	viii	Subsidy Payments	4,080,005.02

	ix	Total Interest Collections	$8,461,181.77

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(564.35)
	ii	Capitalized Interest	4,365,186.34

	iii	Total Non-Cash Interest Adjustments	$4,364,621.99

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$12,825,803.76

I	Non-Reimbursable Losses During Collection Period		$747.52

J	Cumulative Non-Reimbursable Losses to Date		$805.17

III. 2008-4 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$10,584,745.00
	ii	Consolidation Principal Payments	4,478,413.40
	iii	Reimbursements by Seller	2,451.97
	iv	Borrower Benefits Reimbursements	10,386.09
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	65,966.21

	vii	Total Principal Collections	$15,141,962.67

B	Interest Collections
	i	Interest Payments Received	$8,292,964.81
	ii	Consolidation Interest Payments	71,629,89
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	57.06
	vi	Re-purchased Interest	1,960.44
	vii	Collection Fees/Return Items	1,814.53
	viii	Late Fees	92,755.04

	ix	Total Interest Collections	$8,461,181.77

C	Other Reimbursements		$86,318.74

D	Reserves in Excess of the Requirement		$19,066.70

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$257,049.96

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS		$23,965,579.84
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(580,086.00)
		Floor Income Rebate Fees to Dept. of Education	$(4,051,950.72)
		Funds Allocated to the Floor Income Rebate Account	$(4,488,286.61)
		Funds Released from the Floor Income Rebate Account	$4,065,764.11

M	NET AVAILABLE FUNDS		$18,911,020.62

N	Servicing Fees Due for Current Period		$291,923.00

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$311,923.00

IV. 2008-4	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	6.781%	6.460%	83,596	74,414	39.177%	35.216%	$376,979,960.56	$336,020,113.18	38.820%	34.991%

Grace
Current	6.770%	6.302%	30,864	30,235	14.464%	14.309%	129,549,363.35	$137,074,590.56	13.341%	14.274%

TOTAL INTERIM	6.778%	6.414%	114,460	104,649	53.641%	49.525%	$506,529,323.91	$473,094,703.74	52.161%	49.265%

REPAYMENT
Active
Current	7.718%	6.989%	57,520	53,966	26.956%	25.539%	$267,729,704.51	$253,707,760.14	27.570%	26.419%
31-60 Days Delinquent	7.581%	6.399%	5,017	7,457	2.351%	3.529%	19,383,764.61	27,261,825.67	1.996%	2.839%
61-90 Days Delinquent	7.406%	6.270%	3,171	3,140	1.486%	1.486%	10,476,711.16	10,292,078.81	1.079%	1.072%
91-120 Days Delinquent	7.536%	5.985%	2,061	2,274	0.966%	1.076%	7,044,817.00	6,864,245.85	0.725%	0.715%
> 120 Days Delinquent	7.222%	5.858%	5,561	7,716	2.606%	3.652%	15,866,526.12	22,061,581.68	1.634%	2.297%

Deferment
Current	7.834%	6.969%	14,302	18,453	6.703%	8.733%	89,330,588.07	102,581,040.41	9.199%	10.682%

Forbearance
Current	7.652%	6.640%	11,235	12,884	5.265%	6.097%	54,504,297.08	62,184,454.24	5.613%	6.475%

TOTAL REPAYMENT	7.700%	6.826%	98,867	105,890	46.333%	50.112%	$464,336,408.55	$484,952,986.80	47.816%	50.500%

Claims in Process (1)	7.180%	5.771%	55	767	0.026%	0.363%	$226,885.41	$2,260,771.75	0.023%	0.235%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.213%	6.618%	213,382	211,306	100.000%	100.000%	$971,092,617.87	$960,308,462.29	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-4	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	6.121%	109,962	$372,122,893.87	38.750%
- GSL - Unsubsidized	6.162%	81,830	369,412,456.22	38.468%
- PLUS Loans	8.259%	19,367	218,185,997.73	22.720%
- SLS Loans	5.782%	147	587,114.47	0.061%

- Total	6.618%	211,306	$960,308,462.29	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.661%	164,026	$826,133,852.46	86.028%
-Two Year	6.355%	35,247	99,865,444.41	10.399%
-Technical	6.325%	12,032	34,307,049.48	13.573%
-Other	5.160%	1	2,115.94	0.000%

- Total	6.618%	211,306	$960,308,462.29	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-4	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$11,730,212.90

B	Interest Subsidy Payments Accrued During Collection Period	4,228,080.40

C	Special Allowance Payments Accrued During Collection Period	415,939.45

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	257,049.96

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$16,631,282.71

VII. 2008-4	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.009086667	07/25/2008 - 10/27/2008	1 NY Business Day	3.48000%	LIBOR

B	Class A-2 Interest Rate	0.010052778	07/25/2008 - 10/27/2008	1 NY Business Day	3.85000%	LIBOR

C	Class A-3 Interest Rate	0.010575000	07/25/2008 - 10/27/2008	1 NY Business Day	4.05000%	LIBOR

D	Class A-4 Interest Rate	0.011619444	07/25/2008 - 10/27/2008	1 NY Business Day	4.45000%	LIBOR

E	Class B Interest Rate	0.012141667	07/25/2008 - 10/27/2008	1 NY Business Day	4.65000%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-4	Inputs From Prior Period	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$971,092,617.87
	ii	Interest To Be Capitalized	24,692,198.98

	iii	Total Pool	$995,784,816.85
	iv	Capitalized Interest	22,000,000.00
	v	Specified Reserve Account Balance	2,489,462.04

	vi	Total Adjusted Pool	$1,020,274,278.89

B	Total Note Factor		0.997077694
C	Total Note Balance		$996,065,659.92

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	0.987629915	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$233,080,659.92	$314,000,000.00	$139,000,000.00	$280,016,000.00	$29,969,000.00

	iii	Note Principal Shortfall	$1,186,489.36	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,489,462.04
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-4            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$18,911,020.62	$18,911,020.62

B	Primary Servicing Fees - Current Month		$291,923.00	$18,619,097.62

C	Administration Fee		$20,000.00	$18,599,097.62

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,117,926.26	$16,481,171.36
	ii	Class A-2	$3,156,572.22	$13,324,599.14
	iii	Class A-3	$1,469,925.00	$11,854,674.14
	iii	Class A-4	$3,253,630.36	$8,601,043.78

	iv	Total Class A Interest Distribution	$9,998,053.84

E	Class B Noteholders’ Interest Distribution Amount		$363,873.61	$8,237,170.17

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$8,237,170.17	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iii	Class A-4	$0.00	$0.00

	iv	Total Class A Principal Distribution	$8,237,170.17

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$960,308,462.29
	ii	Interest to be Capitalized	27,849,672.38
	iii	Reserve Account Balance (after any reinstatement)	2,470,395.34
	iv	Capitalized Interest Account Balance	22,000,000.00
	v	Less Specified Reserve Account Balance	(2,470,395.34)

	vi	Total	$1,010,158,134.67

	vii	Class A Notes Outstanding (after application of available funds)	$957,859,489.75

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or ix = Y)	N

X. 2008-4           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,489,462.04
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,489,462.04
	iv	Required Reserve Account Balance	$2,470,395.34
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$19,066.70
	vii	Ending Reserve Account Balance	$2,470,395.34

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		5/1/2008
	i	Beginning of Period Account Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		7/27/2009
	i	Beginning of Period Account Balance	$22,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$22,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$4,065,764.11
	ii	Deposits for the Period	$4,488,286.61
	iii	Release to Collection Account	$(4,065,764.11)

	iv	Ending Balance	$4,488,286.61

XI. 2008-4            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$2,117,926.26	$3,156,572.22	$1,469,925.00	$3,253,630.36	$363,873.61
	ii	Quarterly Interest Paid	2,117,926.26	3,156,572.22	1,469,925.00	3,253,630.36	363,873.61
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$8,641,931.94	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	8,237,170.17	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$404,761.77	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$10,355,096.43	$3,156,572.22	$1,469,925.00	$3,253,630.36	$363,873.61

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$996,065,659.92
	ii	Adjusted Pool Balance	9/30/08	1,012,628,530.01
	iii	Overcollaterlization Percentage		102.55%

	iv	Principal Distribution Amount (i - ii / iii)		$8,641,931.94

	v	Principal Distribution Amount Paid		$8,237,170.17

	viii	Principal Shortfall (vi - vii)		$404,761.77

C		Total Principal Distribution		$8,237,170.17
D		Total Interest Distribution		10,361,927.45

E		Total Cash Distributions		$18,599,097.62

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	78445AAA4	$233,080,659.92		$224,843,489.75
		A-1 Note Pool Factor		0.987629915	0.034903263	0.952726651

	ii	A-2 Note Balance	78445AAB2	$314,000,000.00		$314,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78445AAC0	$139,000,000.00		$139,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78445AAD8	$280,016,000.00		$280,016,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445AAE6	$29,969,000.00		$29,969,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-4            Historical Pool Information

			7/1/08 - 9/30/08	4/17/08 - 6/30/08

Beginning Student Loan Portfolio Balance			$971,092,617.87	$971,847,891.92

	Student Loan Principal Activity
	i	Regular Principal Collections	$14,607,695.57	$10,322,601.39
	ii	Principal Collections from Guarantor	455,462.83	90,989.33
	iii	Principal Reimbursements	78,804.27	95,240.66
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$15,141,962.67	$10,508,831.38
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,379.25	$7,825.04
	ii	Capitalized Interest	(4,365,186.34)	(5,329,087.75)

	iii	Total Non-Cash Principal Activity	$(4,357,807.09)	$(5,321,262.71)

	Student Loan Principal Purchases		$0.00	$(4,432,294.62)

(-)	Total Student Loan Principal Activity		$10,784,155.58	$755,274.05

	Student Loan Interest Activity
	i	Regular Interest Collections	$4,275,568.01	$3,853,748.75
	ii	Interest Claims Received from Guarantors	9,258.65	1,137.20
	iii	Collection Fees/Returned Items	1,814.53	1,472.28
	iv	Late Fee Reimbursements	92,755.04	74,163.64
	v	Interest Reimbursements	2,017.50	3,211.45
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	(236.98)	0.00
	viii	Subsidy Payments	4,080,005.02	0.00

	ix	Total Interest Collections	$8,461,181.77	$3,933,733.32

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(564.35	$(472.74)
	ii	Capitalized Interest	4,365,186.34	5,329,087.75

	iii	Total Non-Cash Interest Adjustments	$4,364,621.99	$5,328,615.01

	Student Loan Interest Purchases		$0.00	$(80,152.80)

	Total Student Loan Interest Activity		$12,825,803.76	$9,182,195.53

(=)	Ending Student Loan Portfolio Balance		$960,308,462.29	$971,092,617.87

(+)	Interest to be Capitalized		$27,849,672.38	$24,692,198.98

(=)	TOTAL POOL		$988,158,134.67	$995,784,816.85

(+)	Capitalized Interest		$22,000,000.00	$22,000,000.00

(+)	Reserve Account Balance		$2,470,395.34	$2,489,462.04

(=)	Total Adjusted Pool		$1,012,628,530.01	$1,020,274,278.89

XIII. 2008-4	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-08	$ 995,784,817	2.05%

Oct-08	$ 988,158,135	2.09%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.